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March 17, 2016	Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Victory Portfolios — Registration Statement
on Form N-14
File Nos. 333-209399; 811-04852

Ladies and Gentlemen:

Our client, Victory Portfolios (the “Registrant”), is today filing via EDGAR Pre-Effective Amendment No. 1 to a Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in a proposed reorganization of each series of RS Investment Trust (each, an “RS Fund”) into the corresponding series identified below of the Registrant (the “Victory Funds”):

RS Funds	Victory Funds
RS Focused Growth Opportunity Fund	Victory RS Focused Growth Opportunity Fund
RS Focused Opportunity Fund	Victory RS Focused Opportunity Fund
RS Growth Fund	Victory RS Growth Fund
RS Mid Cap Growth Fund	Victory RS Mid Cap Growth Fund
RS Select Growth Fund	Victory RS Select Growth Fund
RS Small Cap Equity Fund	Victory RS Small Cap Equity Fund
RS Small Cap Growth Fund	Victory RS Small Cap Growth Fund
RS Technology Fund	Victory RS Science and Technology Fund
RS Investors Fund	Victory RS Investors Fund
RS Large Cap Alpha Fund	Victory RS Large Cap Alpha Fund
RS Partners Fund	Victory RS Partners Fund
RS Value Fund	Victory RS Value Fund
RS Global Fund	Victory RS Global Fund
RS International Fund	Victory RS International Fund
RS China Fund	Victory RS China Fund
RS Emerging Markets Fund	Victory RS Emerging Markets Fund
RS Emerging Markets Small Cap Fund	Victory RS Emerging Markets Small Cap Fund
RS Global Natural Resources Fund	Victory Global Natural Resources Fund
RS Investment Quality Bond Fund	Victory INCORE Investment Quality Bond Fund
RS Low Duration Bond Fund	Victory INCORE Low Duration Bond Fund
RS High Yield Fund	Victory High Yield Fund
RS Tax-Exempt Fund	Victory Tax-Exempt Fund
RS High Income Municipal Bond Fund	Victory High Income Municipal Bond Fund
RS Floating Rate Fund	Victory Floating Rate Fund
RS Strategic Income Fund	Victory Strategic Income Fund

The primary purpose of Pre-Effective Amendment No. 1 to the Registration Statement is to reflect the Staff of the Securities and Exchange Commission’s (the “Commission”) comments to the Registration Statement, filed with the Commission on February 4, 2016.  Pre-Effective Amendment No. 1 to the Registration Statement also reflects the addition of a proposal for the consideration of shareholders with respect to the change of the fundamental investment policy regarding diversification of investments for each of the RS Investors Fund and RS Global Natural Resources Fund.

The opinion required to be filed relating to the legality of the shares being registered is included as an exhibit to the Registration Statement.  The Registrant has also undertaken to file the required opinion concerning tax effect of the transaction in a post-effective amendment to the Registration Statement within a reasonable time after the closing of the reorganization.  Pre-Effective Amendment No. 1 to the Registration Statement also includes audited financial information as of December 31, 2015.  The Registrant does not intend to file pro forma financial statements of the combined entities.

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

In accordance with Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant will amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant files a further amendment which specifically states that the Registration Statement shall become effective in accordance with section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

If you have any questions, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Mark Cowan, Division of Investment Management

Leigh A. Wilson, Chairmain

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP
S. Elliott Cohan, Morrison & Foerster, LLP
Matthew J. Kutner, Morrison & Foerster, LLP